Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Parenthetical)	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Aug. 17, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 £ / shares
Statement of Stockholders' Equity [Abstract]
Share capital, par value | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	£ 0.01